As filed with the Securities and Exchange Commission on October 2, 2009
                                            1933 Act Registration No. 033-70742
                                            1940 Act Registration No. 811-08090
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 64 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 66 /X/

                   LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
               (Exact Name of Registrant as Specified in Charter)

                           1300 South Clinton Street
                           Fort Wayne, Indiana 46801
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                        Copies of all communications to:

                         Robert A. Robertson, Esquire
                                  Dechert, LLP
                              4675 MacArthur Court
                                   Suite 1400
                            Newport Beach, CA 92660

                          Fiscal Year-end: December 31

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to paragraph (b)
/ /  on, pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(1)
/ /  on _______________ pursuant to paragraph (a)(1)
/X/  75 days after filing pursuant to paragraph (a)(2)
/ /  on _______________ pursuant to paragraph (a)(2) of Rule 485.

                    If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                Supplement to the
                 Standard and Service Class Prospectuses for the
                    Lincoln Variable Insurance Products Trust
                                Dated May 1, 2009
                     as Supplemented August 13 and 14, 2009
                             and September 21, 2009


                      LVIP Wells Fargo Intrinsic Value Fund

The following information is to be added at the end of Page FEI-4:

Performance of Comparable Accounts

Because the fund has a new investment sub-adviser, Metropolitan West Capital Management, LLC ("MetWest Capital"), the Trust desires to provide comparable account information in the prospectus reflecting the performance of other accounts managed by the sub-adviser. Performance of comparable accounts shows you how a substantially similar account (or composite of substantially similar accounts) managed by MetWest Capital has performed in the past over a longer period of time. It does not show you how the LVIP Wells Fargo Intrinsic Value Fund has performed or will perform.

All composite results are asset weighed and calculated monthly. Quarterly and annual composite performance figures are computed using geometrically-linked time-weighted rates of return. Performance figures for each account are calculated monthly. Monthly market values include income accruals.

The following chart does not show you the performance of the LVIP Wells Fargo Intrinsic Value Fund. It shows the performance of accounts managed by MetWest Capital that have investment objectives, policies, and strategies that are substantially similar to those of the LVIP Wells Fargo Intrinsic Value Fund. The MWCM Large Cap Intrinsic Value Equity Composite includes all actual, fee-paying, fully discretionary Large Cap Intrinsic Value Equity accounts (and for the periods prior to January 1, 1999, the equity plus cash portion of all Intrinsic Value Balanced Accounts). Effective January 1, 2007, the composite includes institutional accounts that meet the following criteria: institutional accounts in excess of $1 million in assets, no material client restrictions and managed for an entire month (previously quarterly, monthly effective January 1, 2008). Prior to January 1, 2007, the minimum account size was $250,000 at the time of inclusion. As of December 31, 2008, the composite was made up of 128 accounts and consisted of 3 mutual funds and 125 other accounts.

The performance presentation shown below relates to a composite of accounts managed by MetWest Capital that have investment objectives, policies, and strategies that are substantially similar to those of the LVIP Wells Fargo Intrinsic Value Fund. Performance information (prior to adjustment for fees and expenses) has been provided by MetWest Capital and is not within the control and has not been independently verified by Lincoln Life or LIAC.

The performance of the MWCM Large Cap Intrinsic Value Equity Composite is intended to show the historical track record of MetWest Capital and is not intended to imply how the LVIP Wells Fargo Intrinsic Value Fund has performed or will perform. Total returns represent past performance of the composite and not the LVIP Wells Fargo Intrinsic Value Fund. Composite results, however, have been calculated to reflect the deduction of the fees and expenses charged by the LVIP Wells Fargo Intrinsic Value Fund as described in the Fees and Expenses table. Variable insurance, separate account and contract charges are not reflected in the composite returns. If such charges were reflected, the performance shown would be lower.

       Standard Class                              For periods ended 12/31/08
                                                   -------------------------------------
                                                   1 year       5 years       10 years
                                                   ------------ --------- -------------
       MetWest Capital Composite(1,2)              (37.15%)     3.98%          3.56%
       Russell 1000 Value(R) Index(3)              (36.85%)     (0.79%)        1.36%


       Service Class                               For periods ended 12/31/08
                                                   --------------------------------------
                                                   1 year       5 years       10 years
                                                   ------------ ---------- --------------
       MetWest Capital Composite(1,2)              (37.31%)     3.72%          3.31%
       Russell 1000 Value(R) Index(3)              (36.85%)     (0.79%)        1.36%

(1)The returns (prior to adjustment for fees and expenses) were compiled by Metropolitan West Capital Management, LLC ("MetWest Capital"). MetWest Capital prepared and presented the returns in compliance with Global Investment Performance Standards (GIPS(R)). Results may have been different if the SEC-prescribed method of calculating total return had been used instead of GIPS(R). In addition, the accounts in the composite, other than mutual funds, were not subject to the investment limitations, diversification requirements and other restrictions of the Investment Company Act of 1940 or Subchapter M or the Internal Revenue Code of 1986 which, if imposed, could have adversely affected the performance.

(2)The composite creation date is October 1, 1997. The strategy inception date is January 1, 1992. For purposes of compliance with the GIPS(R), the Firm is defined as all portfolios managed by Evergreen Investment Management Company ("EIMCO") Tattersall Advisory Group, J.L. Kaplan Associates, LLC, Metropolitan West Capital Management, LLC (MWCM) and Evergreen International Advisors (collectively "Evergreen Investments" or the Firm"). EIMCO, Tattersall Advisory Group, J.L. Kaplan Associates, MWCM and Evergreen International Advisors are SEC-registered investment advisors. J.L. Kaplan Associates, Evergreen International Advisors, and MWCM were added to the Firm definition on January 1, 2003, January 1, 2004 and January 1, 2007, respectively, to reflect acquisitions made by Evergreen Investment Management Company or its affiliates. Evergreen Investments is an umbrella brand under which Wells Fargo & Company provides certain of its investment management services to institutions, mutual funds and high net worth individuals. Evergreen International Advisors is the trading name of First International Advisors LLC formed in the State of Delaware with limited liability. On December 31, 2008, Wells Fargo & Company acquired Wachovia Corporation. Evergreen Investments, the investment advisory group of Wachovia, will be integrated into Wells Fargo's Asset Management Group; during 2009 Wells Capital Management and Evergreen Investments will remain separate legal entities. For GIPS purposes, Wells Capital Management expects to redefine the Firm to include certain Evergreen Investments affiliates at December 31, 2009.

(3)For comparison purposes, the composite is measured against the Russell 1000 Value(R) Index. The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 companies consist of the 1,000 largest U.S. companies based on total market capitalization.



This Supplement is dated October 2, 2009.



                 Please keep this Supplement with your records.

                                     PART A

The Standard and Service Class Prospectuses for the Lincoln Variable Insurance Products Trust are incorporated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

Supplements to the Standard and Service Class Prospectuses for the Lincoln Variable Insurance Products Trust are incorporated herein by reference to the 497 filing (File No. 33-70742) filed on August 13, 2009.

Supplements to the Standard and Service Class Prospectuses for the Lincoln Variable Insurance Products Trust are incorporated herein by reference to the 497 filing (File No. 33-70742) filed on August 14, 2009.

Supplements to the Standard and Service Class Prospectuses for the Lincoln Variable Insurance Products Trust are incorporated herein by reference to the 497 filing (File No. 33-70742) filed on September 21, 2009.


                                     PART B

The Statement of Additional Information for the Lincoln Variable Insurance Products Trust is incorporated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

                           PART C - OTHER INFORMATION

Item 23 - Exhibits

(a) Agreement and Declaration of Trust of Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

(b) By-Laws of Lincoln Variable Insurance Products Trust, as amended, filed herein as Exhibit 23(b).

(c) 1. By-Laws of Lincoln Variable Insurance Products Trust, as amended, Articles II, VII and VIII filed herein as Exhibit 23(b).

    2. Agreement and Declaration of Trust of Lincoln Variable Insurance Products Trust, Articles III, V, and VI incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

(d) 1. a. Investment Management Agreement dated April 30, 2007, as amended, between Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation filed herein as Exhibit 23(d)(1)(a).

     b. Advisory Fee Waiver Agreement effective April 30, 2007 (LVIP Cohen & Steers Global Real Estate Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     c. Advisory Fee Waiver Agreement effective May 1, 2009 (LVIP Janus Capital Appreciation Fund) incorporated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

     d. Advisory Fee Waiver Agreement effective October 1, 2009 (LVIP Wells Fargo Intrinsic Value Fund) filed herein as Exhibit 23(d)(1)(d).

     e. Advisory Fee Waiver Agreement effective April 30, 2007 (LVIP T. Rowe Price Structured Mid-Cap Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     f. Advisory Fee Waiver Agreement effective April 30, 2008 (LVIP SSgA Bond Index, LVIP SSgA International Index, LVIP SSgA Developed International 150, LVIP SSgA Emerging Markets 100, LVIP Large Cap 100, LVIP SSgA Small-Mid Cap 200 Funds) incororated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

     g. Advisory Fee Waiver Agreement effective May 1, 2009 (LVIP Turner Mid-Cap Growth Fund) incororated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

     h. Advisory Fee Waiver Agreement effective January 1, 2009 (LVIP Wilshire Profile Funds) incororated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

     i. Advisory Fee Waiver Agreement effective May 1, 2009 (LVIP Delaware Foundation Conservative Allocation Fund, LVIP Delaware Foundation Moderate Allocation Fund & LVIP Delaware Aggressive Allocation Fund) incorporated herein by reference to Post-Effective Amendment No. 59 (File No. 33-70742) filed on March 20, 2009.

     j. Advisory Fee Waiver Agreement effective May 1, 2009 (LVIP Global Income
      Fund) incorporated herein by reference to Post-Effective Amendment No. 63 filed on April 16, 2009.

     k. Advisory Fee Waiver Agreement effective February 20, 2009 (LVIP Money Market Fund) filed herein as Exhibit 23(d)(1)(k).

   2. Investment Management Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   3. Sub-Advisory Agreement dated June 5, 2007 between Lincoln Investment Advisors Corporation and BAMCO, Inc. (LVIP Baron Growth Opportunities
    Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   4. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Wellington Management Company, LLP (LVIP Capital Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   5. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Cohen & Steers Capital Management, Inc. (LVIP Cohen & Steers Global Real Estate Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   6. Sub-Advisory Agreement dated October 15, 2007 between Lincoln Investment Advisors Corporation and Columbia Management Advisors, LLC (LVIP Columbia Value Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   7. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Delaware Management Company (LVIP Delaware Bond Fund, LVIP Delaware Growth and Income Fund, LVIP Delaware Social Awareness Fund, LVIP Delaware Special Opportunities Fund (incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   8. Sub-Advisory Agreement dated May 1, 2009 between Lincoln Investment Advisors Corporation and Delaware Management Company (LVIP Delaware Foundation Conservative Allocation Fund, LVIP Delaware Foundation Moderate Allocation Fund, LVIP Delaware Foundation Aggressive Allocation Fund) incorporated herein by reference to Post-Effective Amendment No. 59 (File No. 33-70742) filed on March 20, 2009.

   9. Sub-Advisory Agreement dated October 1, 2009 between Lincoln Investment Advisors Corporation and Metropolitan West Capital Management, LLC (LVIP Wells Fargo Intrinsic Value Fund) filed herein as Exhibit 23(d)(9).

   10. Sub-Investment Management Agreement dated April 30, 2007 between
     Lincoln Investment Advisors Corporation and Janus Capital Management LLC (LVIP Janus Capital Appreciation Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   11. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Marsico Capital Management, LLC (LVIP Marsico International Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   12. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Wellington Management Company, LLP (LVIP Mid-Cap Value Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   13. a. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Massachusetts Financial Services Company (LVIP MFS Value Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     b. Amendment dated July 1, 2008 to Sub-Advisory Agreement (LVIP MFS Value
       Fund) incorporated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

   14. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Turner Investment Partners, Inc. (LVIP Mid-Cap Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   15. a. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Mondrian Investment Partners Limited (LVIP Mondrian International Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

     b. Amendment dated April 30, 2008 to Sub-Advisory Agreement between between Lincoln Investment Advisors Corporation and Mondrian Investment Partners Limited (LVIP Mondrian International Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   16. Sub-Advisory Agreement between Lincoln Investment Advisors Corporation and SSgA Funds Management, Inc. (LVIP SSgA S&P 500, LVIP Small-Cap, LVIP SSgA Bond, and LVIP SSgA International Index Funds, LVIP SSgA Large-Cap 100, LVIP SSgA Small-Mid Cap 200, LVIP SSgA Developed International, and LVIP SSgA Emerging Markets 100 Funds) incorporated herein by reference to Post-Effective Amendment No. 42 (File No. 33-70742) filed on April 18, 2008.

   17. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and T. Rowe Price Associates, Inc. (LVIP T. Rowe Price Growth Stock Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   18. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and T. Rowe Price Associates, Inc. (LVIP T. Rowe Price Structured Mid-Cap Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   19. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Templeton Global Advisers Limited (LVIP Templeton Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   20. Sub-Advisory Agreement dated April 30, 2007 between Lincoln Investment Advisors Corporation and Wilshire Associates Incorporated (LVIP Profile and Target Maturity Funds) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   21. Form of Sub-Advisory Agreement between Lincoln Investment Advisors Corporation and Franklin Advisers, Inc. (LVIP Global Income Fund) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 33-70742) filed on April 16, 2009. Because the actual Sub-Advisory Agreement is not available, the actual agreement will be filed in a subsequent amendment. The actual agreement may include signatures and other immaterial changes to the preliminary form of agreement.

   22. Sub-Advisory Agreement dated May 1, 2009 between Lincoln Investment Advisors Corporation and Mondrian Investment Partners Limited (LVIP Global Income Fund) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 33-70742) filed on April 16, 2009.

(e) Principal Underwriting Agreement dated June 1, 2007, as amended, between Lincoln Variable Insurance Products Trust and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 59 (File No. 33-70742) filed on March 20, 2009.

(f) N/A

(g) Mutual Fund Custody and Services Agreement dated August 31, 2007, as amended, by and between Lincoln Variable Insurance Products Trust and Mellon Bank, N.A. incorporated herein by reference to Post-Effective amendment No. 59 (File No. 33-70742) filed on March 20, 2009.

(h) 1. Fund Accounting and Financial Administration Services Agreement dated October 1, 2007, as amended, between Lincoln Variable Insurance Products Trust and Mellon Bank, N.A. incorporated herein by reference to Post-Effective Amendment No. 50 (File No. 33-70742) Filed on March 20, 2009.

   2. Fund Accounting and Financial Administration Oversight Agreement dated October 1, 2007, as amended, between Lincoln Variable Insurance Products Trust and Delaware Service Company incorporated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

   3. Service Mark License Agreement dated February 26, 2009 between Delaware Management Holdings, Inc. and Lincoln Investment Advisors Corporation incorporated herein by reference to Post-Effective Amendment No. 59 (File No. 33-70742) filed on March 20, 2009.

   4. a. Fund Participation Agreement dated May 1, 2003, as amended, between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment 21 File No. 333-68842) filed on Form N-14 on April 3, 2009.

     b. Amendment dated May 1, 2009 to Fund Participation Agreement (Lincoln
       Life) incorporated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

   5. Fund Participation Agreement, as amended, between Lincoln Life & Annuity Company of New York and Lincoln Variable Insurance Products Trust Post-Effective Amendment No. 6 (333-145531) on Form N-4 on April 9, 2009.

     b. Amendment dated May 1, 2009 to Fund Participation Agreement (Lincoln New York) incorporated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

   6. Fund Participation Agreement dated May 1, 2003, as amended, between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and First-Great West Life & Annuity Insurance Company (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   7. Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and Nationwide Financial Services, Inc. (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   8. Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and New York Life Insurance and Annuity Corporation (LVIP Baron Growth Opportunities Fund)incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   9. Fund Participation Agreement dated June 5, 2007 between Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors and RiverSource Life Insurance Company (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   10. Fund Participation Agreement dated June 5, 2007 between Lincoln
     Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, and Standard Insurance Company (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   11. Administration Agreement dated January 1, 2009, as amended, between Lincoln Variable Insurance Products Trust and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

   12. Expense Limitation Agreement dated June 5, 2007 between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   13. Expense Limitation Agreement dated January 1, 2009 between Lincoln Investment Advisors Corporation and Lincoln Variable Insurance Products Trust (LVIP Wilshire Profile Funds) incorporated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

   14. Expense Limitation Agreement dated May 1, 2009 between Lincoln Investment Advisors Corporation and Lincoln Variable Insurance Products Trust (LVIP Columbia Value Opportunities, LVIP Capital Growth, LVIP Marsico International, LVIP MFS Value, LVIP Mid-Cap Value, LVIP SSgA Bond Index, LVIP SSgA International Index, LVIP SSgA Developed International 150, LVIP SSgA Emerging Markets 100, LVIP Large Cap 100, LVIP SSgA Small-Mid Cap 200, LVIP T. Rowe Price Growth Stock, LVIP Turner Mid-Cap Growth Funds) incorporated herein by reference to Post-Effective Amendment No. 61 (File No. 33-70742) filed on April 15, 2009.

   15. Expense Limitation Agreement dated May 1, 2009 between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust (LVIP Delaware Foundation Conservative Allocation Fund, LVIP Delaware Foundation Moderate Allocation Fund, LVIP Delaware Foundation Aggressive Allocation Fund) incorporated herein by reference to Post-Effective Amendment No. 59 (File No. 33-70742) filed on March 20, 2009.

   16. Expense Limitation Agreement dated May 1, 2009 between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust (LVIP Global Income Fund) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 33-70742) filed on April 16, 2009.

   (i) a. Opinion of Counsel dated April 4, 2003 regarding issuance of shares incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

      b. Opinion of Counsel dated April 27, 2007 regarding issuance of shares incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

(j) N/A

(k) N/A

(l) N/A

(m) 1. Service Class Distribution and Service Plan incorporated herein by reference to Post-Effective amendment No. 59 (File No. 33-70742) filed on March 20, 2009.

   2. Distribution Services Agreement dated May 1, 2008, as amended, between Lincoln Variable Insurance Products Trust and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 59 (File No. 33-70742) filed on March 20, 2009.

   3. Distribution Services Agreement dated May 1, 2008, as amended, between Lincoln Financial Distributors, Inc and The Lincoln National Life Insurance Company incorporated herein by reference to Form N-14 (File Nos. 33-70742, 333-156129) filed on March 26, 2009.

   4. Distribution Services Agreement dated May 1, 2008, as amended, between Lincoln Financial Distributors, Inc. and Lincoln Life & Annuity Company of New York incorporated herein by reference to Form N-14 (File Nos.33-70742, 333-156129) filed on March 26, 2009.

(n) Multiple Class Plan dated May 1, 2009 incorporated herein by reference to Post-Effective Amendment No. 59 (File No. 33-70742) filed on March 20, 2009.

(o) N/A

(p) 1. Code of Ethics for Lincoln Variable Insurance Products Trust and Lincoln Investment Advisors Corporation dated November 12, 2007 incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

    2. Code of Ethics for BAMCO, Inc. dated October 12, 2005 (LVIP Baron Growth Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 35 (File No. 33-70742) filed on April 17, 2007.

    3. Code of Ethics for Cohen & Steers dated October 7, 2007 (LVIP Cohen & Steers Global Real Estate Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

    4. Code of Ethics for Columbia Management Advisors, LLC dated July 1, 2007 (LVIP Columbia Value Opportunities Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   5. Code of Ethics for Delaware Investments (LVIP Delaware Bond, LVIP Delaware Growth and Income, LVIP Money Market, LVIP Delaware Social Awareness, and LVIP Delaware Special Opportunities Funds, LVIP Delaware Foundation Conservative Allocation Fund, LVIP Delaware Foundation Moderate Allocation Fund, LVIP Delaware Foundation Aggressive Allocation Fund) incorporated herein by reference to Post-Effective Amendment No. 51 (File No. 33-70742) filed on December 22, 2008.

   6. Code of Ethics for Janus Capital Group dated December 14, 2007 (LVIP Janus Capital Appreciated Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   7. Code of Ethics for Marsico Capital Management, LLC dated July 12, 2007 (LVIP Marsico International Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   8. Code of Ethics for MFS Management dated January 1, 2007 (LVIP MFS Value
     Fund) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   9. Code of Ethics for Mondrian Investment Partners Limited dated September 1, 2005 (LVIP Mondrian International Fund) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

   10. Code of Ethics for Metropolitan West Capital Management, LLC effective December 2008 (LVIP Wells Fargo Intrinsic Value Fund) filed herein as
     Exhibit 23(p)(10).

   11. Code of Ethics for SSgA Funds Management, Inc. dated October 2005 (LVIP SSgA S&P 500, LVIP SSgA Small-Cap, LVIP SSgA Bond, LVIP SSgA International Index, LVIP SSgA Large Cap 100, LVIP SSgA Small-Mid Cap 200, LVIP SSgA Developed International 150, and LVIP SSgA Emerging Markets 100 Funds) incorporated herein by reference to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   12. Code of Ethics for T. Rowe Price Group, Inc. dated March 1, 2008 (LVIP
     T. Rowe Price Structured Mid Cap Growth Fund, LVIP T. Rowe Price Growth Stock Fund) incorporated herein by referenced to Post-Effective Amendment No. 41 (File No. 33-70742) filed on April 15, 2008.

   13. Code of Ethics for Templeton Global Advisors Limited effective July
     2008 (LVIP Templeton Growth Fund, LVIP Global Income Fund) incorporated herein by reference to Post-Effective Amendment No. 53 (File No. 33-70742) filed on January 27, 2009.

   14. Code of Ethics for Turner Investment Partners, Inc. dated February 1, 2005 (LVIP Turner Mid-Cap Growth Fund) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 33-70742) filed on December 21, 2006.

   15. Code of Ethics for Wilshire Associates Incorporated dated January 2005 (Aggressive Profile Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund, Wilshire 2010, 2020, 2030, 2040 Profile Funds) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 33-70742) filed on April 15, 2005.

   16. Code of Ethics for Lincoln Financial Distributors, Inc. effective August 2007 incorporated herein by reference to Post-Effective Amendment No. 42 (File No. 33-70742) filed on April 18, 2008.

(q) Power of Attorney dated January 30, 2009 filed herein as Exhibit 23(q).

(r) Organizational Chart of Lincoln National Insurance Holding Company System incorporated incorporated herein by reference to Post-Effective Amendment No. 29 filed on Form N-4 (File No. 333-61554) filed on March 16, 2009.

Item 24. Persons Controlled by or Under Common Control with Registrant

   See "Management of the Funds" and "Purchase and Redemption of Fund Shares" in the General Prospectus Disclosure forming Part A of this Registration Statement and "Investment Adviser and Sub-Advisers" in the Statement of Additional Information Disclosure forming Part B of this Registration Statement. As of the date of this Post-Effective Amendment, the shareholders of the Trust are The Lincoln National Life Insurance Company for its Variable Annuity Accounts C, L, N, and Q; and for its Flexible Premium Variable Life Accounts M, R, and S; and Lincoln Life & Annuity Company of New York for its Variable Annuity Accounts L and N and for its Flexible Premium Variable Life Accounts M, R, and S; and certain non-registered separate accounts of The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York. The LVIP Wilshire Profile Funds (Aggressive, Conservative, Moderate, Moderately Aggressive, 2010, 2020, 2030 and 2040 Profile Funds) may also invest in other of the Trust's series of funds.

   No persons are controlled by the Registrant. A diagram of all persons under common control with the Registrant is filed as Exhibit 23(r) to this Registration Statement.

Item 25. Indemnification

   As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 and pursuant to Article VI of the Trust's By-Laws [Exhibit 23(b) to the Registration Statement], officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V, Chapter 38, of the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands.

   Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

   The Registrant will purchase an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

   Section 9 of the Investment Management Agreement [(Exhibits (d)(1)(a) and
   (2)] to the Registration Statement) limits the liability of Lincoln Investment Advisors Corporation (LIAC) to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by LIAC of its respective obligations and duties under the agreement. Certain other agreements to which the Lincoln Variable Insurance Products Trust is a party also contain indemnification provisions.

   The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 26. Business and Other Connections of Investment Adviser

   Information pertaining to any business and other connections of Registrant's investment adviser, Lincoln Investment Advisors Corporation
   (LIAC), is hereby incorporated by reference from the section captioned "Management of the Funds" in the General Prospectus Disclosure forming Part A of this Registration Statement, the section captioned "Investment Adviser and Sub-Advisers" in the Statement of Additional Information (SAI) Disclosure forming Part B of this Registration Statement, and Item 7 of
   Part II of Lincoln Investment Advisors Corporation's (LIAC's) Form ADV filed separately with the Securities and Exchange Commission. Information pertaining to any business and other connections of Registrant's sub-advisers, T. Rowe Price Associates, Inc. (T. Rowe Price), Mondrian Investment Partners Limited (Mondrian), Janus Capital Management LLC (Janus), BAMCO, Inc. (BAMCO), Cohen & Steers Capital Management, Inc. (Cohen & Steers), Wilshire Associates Incorporated (Wilshire), SSgA Funds

   Management, Inc. (SSgA), Delaware Management Company (DMC), Wellington Management Company, LLP (Wellington), Columbia Management Advisors, LLC (Columbia), Marsico Capital Management, LLC (Marsico), Massachusetts Financial Services Company (MFS), Turner Investment Partners, Inc. (Turner), Templeton Investment Counsel, LLC (Templeton), and Metropolitan West Capital Management, LLC (MetWest Capital) are incorporated by reference from the section captioned "Management of the Funds" of the General Prospectus Disclosure forming Part A of this Registration Statement and the section of the SAI Disclosure captioned "Investment Adviser and Sub-Advisers" forming Part B of this Registration Statement and Item 7 of
   Part II of the Form ADV of T. Rowe Price, Mondrian, Janus, BAMCO, Cohen & Steers, Wilshire, SSgA, DMC, Wellington, Columbia, Marsico, MFS, Turner, Templeton, and MetWest Capital filed separately with the Securities and Exchange Commission.

   The other businesses, profession, vocations, and employment of a substantial nature, during the past two years, of the directors and officers of LIAC, T. Rowe Price, Mondrian, Janus, BAMCO, Cohen & Steers, Wilshire, SSgA, DMC, Wellington, Columbia, Marsico, MFS, Turner, Templeton, and MetWest Capital are hereby incorporated by reference respectively, from Schedules A and D of LIAC's Form ADV and from Schedules A and D of the Form ADV of T. Rowe Price, Mondrian, Janus, BAMCO, Cohen & Steers, Wilshire, SSgA, DMC, Wellington, Columbia, Marsico, MFS, Turner, Templeton, and MetWest Capital.

Item 27. Principal Underwriters

   (a) Lincoln Financial Distributors, Inc. (LFD) currently serves as
      Principal Underwriter for Lincoln Variable Insurance Products Trust. LFD also serves as the Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln Life Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity
     Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; and Lincoln Life Flexible Premium Variable Life Account Z.

     Lincoln Financial Distributors, Inc. also serves as Principal Underwriter for: Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; LLANY Separate Account N for Variable Annuities; LLANY Account Q for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; and LLANY Separate Account S for Flexible Premium Variable Life Insurance..

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:


Name                       Positions and Offices with Underwriter
------------------------   -----------------------------------------------------
Wilford H. Fuller*         President, Chief Executive Officer and Director
Thomas O'Neill*            Vice President, Chief Operating Officer and Director
Randal J. Freitag*         Vice President and Treasurer
Patrick J. Caulfield**     Vice President and Chief Compliance Officer
Joel H. Schwartz*          Vice President and Director
James J. Ryan*             Vice President and Director
Keith J. Ryan***           Vice President and Chief Financial Officer
Patricia A. Insley*        Vice President and Director
Linda E. Woodward***       Secretary

  * Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor PA 19087
 ** Principal Business address is 350 Church Street, Hartford, CT 06103
*** Principal Business address is 1300 South Clinton Street, Ft. Wayne, IN
        46802

     (c) n/a

Item 28. Location of Accounts and Records

   All accounts, books, and other documents required to be maintained by
   Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802; the investment adviser, Lincoln Investment Advisors Corporation, 1300 South Clinton Street, Fort Wayne, Indiana 46802; and sub-advisers T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202; Mondrian INvestment Partners Limited, 80 Cheapside, London EC2V6EE; Janus Capital Management LLC, 100 Fillmore Street, Denver, Colorado 80206; BAMCO, Inc., 767 Fifth Avenue, New York, New York 10153; Cohen & Steers Capital Management, 280 Park Avenue, New York, New York 10017; Wilshire Associates Incorporated, 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401; SSgA Fund Management, Inc., One Lincoln Street, Boston, Massachusetts 02111; Delaware Management Company, 2005 Market Street, Philadelphia, Pennsylvania 19103; Wellington Management Company, LLP 75 State Street, Boston, Massachusetts 02111; Columbia Management Advisors, LLC, 100 Federal Street, Boston, Massachusetts 02111; Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, Colorado 80202; Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116; Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312; Templeton Investment Counsel, 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394; and Metropolitan West Capital Management, LLC, 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660, and the Trust's custodian, The Bank of New York Mellon, One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258. Also, accounts, books, and other documents are maintained by The Bank of New York Mellon (the Trust's accounting services provider), 135 Santilli Highway, Everett, Massachusetts 02149-1950; and Delaware Service Company, Inc. (the Trust's fund accounting and financial administration oversight provider), One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 29. Management Services

     Not applicable.

Item 30. Undertakings

     Not applicable.

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 64 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana on this 2nd day of October, 2009.

      LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
      By:   /s/ Daniel R. Hayes
            ------------------------------------
            Daniel R. Hayes
            President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on October 2, 2009.


Signature                        Title
/s/ Daniel R. Hayes              Chairman of the Board, President and Trustee
------------------------------   (Principal Executive Officer)
Daniel R. Hayes

* /s/ William P. Flory, Jr.      Chief Accounting Officer
------------------------------  (Principal Accounting Officer and Principal Financial Officer)
William P. Flory, Jr.

*/s/ Michael D. Coughlin         Trustee
------------------------------
Michael D. Coughlin

*/s/ Nancy J. Frisby             Trustee
------------------------------
Nancy J. Frisby

*/s/ Elizabeth S. Hager          Trustee
------------------------------
Elizabeth S. Hager

*/s/ Gary D. Lemon               Trustee
------------------------------
Gary D. Lemon

*/s/ Thomas D. Rath              Trustee
------------------------------
Thomas D. Rath

*/s/ Kenneth G. Stella           Trustee
------------------------------
Kenneth G. Stella

*/s/ David H. Windley            Trustee
------------------------------
David H. Windley

*By: /s/ Cynthia A. Rose         Attorney-in-Fact
 ---------------------------
  Cynthia A. Rose

Exhibit Index


23(b)        By-Laws
23(d)(1)(a)  Investment Management Agreement
23(d)(1)(d)  Advisory Fee Waiver Agreement (LVIP Wells Fargo Intrinsic Value Fund)
23(d)(1)(k)  Advisory Fee Waiver Agreement (LVIP Money Market Fund)
23(d)(9)     Sub-Advisory Agreement (MetWest Capital)
23(p)(10)    Code of Ethics (MetWest Capital)
23(q)        Power of Attorney